AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 27, 2014

FILE NOS. 333-193955

811-22938

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
PRE-EFFECTIVE AMENDMENT NO. 1	☒
POST-EFFECTIVE AMENDMENT NO.	☐

AND

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
AMENDMENT NO. 1	☒

COHEN & STEERS ACTIVE COMMODITIES

FUND, INC.

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

280 PARK AVENUE, NEW YORK, NY 10017

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 832-3232

COPY TO:

TINA M. PAYNE, ESQ. COHEN & STEERS ACTIVE COMMODITIES FUND, INC. 280 PARK AVENUE NEW YORK, NY 10017	MICHAEL G. DOHERTY, ESQ. ROPES & GRAY LLP 1211 AVENUE OF THE AMERICAS NEW YORK, NY 10036
(NAME AND ADDRESS OF AGENT OF SERVICE OF PROCESS)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this registration statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

☐	IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B)
☐	ON [DATE] PURSUANT TO PARAGRAPH (B)
☐	60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1)
☐	ON [DATE] PURSUANT TO PARAGRAPH (A)(1)
☐	75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2)
☐	ON (DATE) PURSUANT TO PARAGRAPH (A)(2) OF RULE 485

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH THE PROVISIONS OF SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(a), MAY DETERMINE.

PARTS A AND B

The Registration Statement is incorporated by reference from the Registrant’s Form N-1A filed with the Securities and Exchange Commission on February 14, 2014 (Accession Number 0001193125-14-054700).

PART C

OTHER INFORMATION

ITEM 28. EXHIBITS

(a)	Articles of Incorporation (1)

(b)	By-Laws (1)

(c)	The rights of security holders are defined in the Registrant’s Articles of Incorporation (Article FIFTH and Article SEVENTH), filed as Exhibit (a) to this Registration Statement and the Registrant’s By-Laws (Article II and Article VI) filed as Exhibit (b) to this Registration Statement.

(d)	(i) Form of Investment Advisory Agreement (**)

(ii)  Form of Fee Waiver Agreement (**)

(e)	Form of Distribution Agreement (**)

(f)	Not Applicable

(g)	Form of Master Custodian Agreement (**)

(h)	(i) Form of Administration Agreement between the Fund and the Advisor (**)

(ii)  Form of Administration Agreement between the Fund and State Street Bank and Trust Company (**)

(iii) Form of Transfer Agency and Service Agreement (**)

(iv) Shareholder Services Plan (**)

(i)	Opinion and Consent of Venable LLP (**)

(j)	Consent of Independent Registered Public Accounting Firm (**)

(k)	Not Applicable

(l)	Investment Representation Letter (**)

(m)	Distribution Plan (**)

(n)	Multiple-Class Plan (**)

(p)	Code of Ethics, amended December 2013 (**)

**	To be filed by amendment.
(1)	Incorporated by reference from Registrant’s Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 14, 2014 (Accession No. 0001193125-14-054700).

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not Applicable.

ITEM 30. INDEMNIFICATION

It is the Registrant’s policy to indemnify its directors, officers, employees and other agents to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland as set forth in Article EIGHTH of Registrant’s Articles of Incorporation, filed as Exhibit (a) to this Registration Statement, and Article VIII, of the Registrant’s By-Laws, filed as Exhibit (b) to this Registration Statement. The liability of the Registrant’s directors and officers is dealt with in Article EIGHTH of Registrant’s Articles of Incorporation. The liability of Cohen & Steers Capital Management, Inc., the Registrant’s investment advisor (the “Advisor”), for any loss suffered by the Registrant or its shareholders is set forth in Section 4 of the Investment Advisory Agreement, to be filed as Exhibit (d)(i) to this Registration Statement. The liability of Cohen & Steers Capital Management, Inc., the Registrant’s administrator, for any loss suffered by the Registrant or its shareholders is set forth in Section 6 of the Administration Agreement, to be filed as Exhibit (h)(i) to this Registration Statement. The liability of Cohen & Steers Securities, LLC, the Registrant’s distributor, for any loss suffered by the Registrant or its shareholders is set forth in Section 8 of the Underwriting Agreement and Distribution Agreement to be filed as Exhibits (e)(i) and (e)(ii), respectively, to this Registration Statement.

Insofar as indemnification for liabilities under the Securities Act of 1933 may be permitted to the directors and officers, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is therefore unenforceable. If a claim for indemnification against such liabilities under the Securities Act of 1933 (other than for expenses incurred in a successful defense) is asserted against the Registrant by the directors or officers in connection with the Registrant’s shares, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

This information is set forth under the caption “Management of the Fund” in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement.

The following is a list of the directors and officers of the Advisor. Unless otherwise indicated, none of the persons listed below has had other business connections of a substantial nature during the past two fiscal years other than as stated in the Prospectus forming Part A of this Registration Statement or in response to Item 32(b) below.

Name	Title	Other Business/Position Held/Dates
Robert H. Steers	Chief Executive Officer, Director	*

Martin Cohen	Executive Chairman, Director	*

Joseph M. Harvey	President	*

Adam M. Derechin	Executive Vice President and Chief Operating Officer	*

Matthew S. Stadler	Executive Vice President and Chief Financial Officer	*

Frank Poli	Executive Vice President, General Counsel	Quantum Sphere, Inc., Board of Directors, 2006—present

Name	Title	Other Business/Position Held/Dates
Douglas R. Bond	Executive Vice President	*

William J. Frischling	Executive Vice President	*

Stephen Dunn	Executive Vice President	*

Jon Cheigh	Executive Vice President	*

Thomas Bohjalian	Executive Vice President	*

William F. Scapell	Executive Vice President, Director of Fixed Income Investments	*

James Giallanza	Executive Vice President	*

Michele Nolty	Executive Vice President	*

David Edlin	Executive Vice President	*

Richard E. Helm	Senior Vice President	*

Robert Becker	Senior Vice President	*

Lisa Phelan	Senior Vice President and Director of Compliance	*

Yigal Jhirad	Senior Vice President	*

Steven Buckridge	Senior Vice President	*

Stephen Coyle	Senior Vice President	*

Brooks Hamblett	Senior Vice President	*

Christopher Henderson	Senior Vice President	*

James McAdams	Senior Vice President	*

Charles McKinley	Senior Vice President	*

Matthew Pace	Senior Vice President	Pace Metals, Inc., Vice President, 1996—present; Pace-Glass, Inc., Vice President, 1996—present

Stephen Kenneally	Senior Vice President	*

Leonard Geiger	Senior Vice President	*

Siobhan Traynor	Senior Vice President	*

Wai Lim Leung	Senior Vice President	*

Nicholas Koutsoftas	Senior Vice President	*

Elena Dulik	Senior Vice President	*

Benjamin Ross	Senior Vice President	*

Luke Sullivan	Senior Vice President	*

Rogier Quirijns	Senior Vice President	*

Name	Title	Other Business/Position Held/Dates
Edward Rieger	Senior Vice President	*

Shui Seto	Senior Vice President	*

Todd Voigt	Senior Vice President	*

Tina M. Payne	Senior Vice President and Associate General Counsel	*

Norbert Berrios	Senior Vice President	*

Michael Penn	Senior Vice President	*

James MacPherson	Senior Vice President	*

Martha Shapiro	Senior Vice President	*

Adam Johnson	Senior Vice President and Associate General Counsel	*

Ben Morton	Senior Vice President	*

Matthew Karcic	Senior Vice President	*

Michael DeGroff	Senior Vice President	*

Deborah Benzel	Senior Vice President	*

Kim Spellman	Senior Vice President	*

Dev Subhash	Senior Vice President	*

Elaine Zaharis-Nikas	Senior Vice President	*

Jason Yablon	Senior Vice President	*

Jamie Zimmerman	Senior Vice President	*

Neil Bloom	Vice President	*

Anatoliy Cheravach	Vice President	*

Austin Fagan	Vice President	*

Jamelah Leddy	Vice President	*

Michael Loftus	Vice President	*

Kevin Lotti	Vice President	*

Mark Miness	Vice President	*

Ronald Pucillo	Vice President	*

Name	Title	Other Business/Position Held/Dates
Stephen Tone	Vice President	*

Thomas Watkins	Vice President	*

Pascal van Garderen	Vice President	*

Quynh Dang	Vice President	*

Luis Polit	Vice President	*

Ted Valenti	Vice President	*

Scott Dwyer	Vice President	*

Michael Hart	Vice President	*

Christopher Barrett	Vice President	*

Humberto Medina	Vice President	*

Julia Chin	Vice President	*

Robert Cipriano	Vice President	*

Judy Diaz	Vice President	Truesoft, Inc., President, 2006—present

William Formosa	Vice President	*

Stanislav Platsman	Vice President	*

Kevin Rochefort	Vice President	*

Janine Seto-Moy	Vice President	*

Elizabeth Shaar-Krudener	Vice President	*

Benjamin Tisdale	Vice President	*

Andrew Humble	Vice President	*

Name	Title	Other Business/Position Held/Dates
Heather Kaden	Vice President	*

Rohan Kalyanpur	Vice President	*

Mathew Kirschner	Vice President	*

Stephen Lavine	Vice President	*

Matthew McAvoy	Vice President	*

Antonia Montanari	Vice President	*

Damien Porras	Vice President	*

Saho Tada	Vice President	*

Jason Williams	Vice President	*

Joseph Williams	Vice President	*

Yue Zhang	Vice President	*

William Cheng	Vice President	*

Michael Kaufmann	Vice President	*

John Murphy	Vice President	*

Andrew Schaffler	Vice President	*

Evan Serton	Vice President	*

Parke Miller Johnson	Vice President	*

Emily Conte	Vice President	*

Jonathan Beshel	Vice President	*

Jerome Dorost	Vice President	*

Laurel Durkay	Vice President	*

Lorraine Tutovic	Vice President	*

William Alstrin	Vice President	*

Laura Baffico	Vice President	*

Michelle Butler	Vice President	*

Michael Cavaliere	Vice President	*

Wai Ming Chan	Vice President	*

Gustaf Colliander	Vice President	*

Brian Cordes	Vice President	*

Robert Demert	Vice President	*

Dana DeVivo	Vice President	*

Mario Favetta	Vice President	*

Gregg Jones	Vice President	*

Jung Mi Kim	Vice President	*

Chi Yeung Ko	Vice President	*

Hin Fai Lam	Vice President	*

Francis McNamara	Vice President	*

Brian Meta	Vice President	*

Kenneth Paek	Vice President	*

Joeri Peeters	Vice President	*

Christopher Rhine	Vice President	*

Daniel Shore	Vice President	*

Elliot Trencher	Vice President	*

Henry Yeng	Vice President	*

Quynh Dong	Vice President	*

Michael Hart	Vice President	*

Humberto Medina	Vice President	*

Julia Phillips	Vice President	*

Stephen Quan	Vice President	*

Nicholas Scherf	Vice President	*

ITEM 32. PRINCIPAL UNDERWRITERS

(a) Cohen & Steers Securities, LLC is the principal underwriter for the Registrant. The names of each investment company (in addition to the Registrant) for which Cohen & Steers Securities, LLC acts as principal underwriter are:

Cohen & Steers Dividend Value Fund, Inc.

Cohen & Steers Emerging Markets Real Estate Fund, Inc.

Cohen & Steers Institutional Global Realty Shares, Inc.

Cohen & Steers Institutional Realty Shares, Inc.

Cohen & Steers International Realty Fund, Inc.

Cohen & Steers Global Realty Shares, Inc.

Cohen & Steers Real Assets Fund, Inc.

Cohen & Steers Realty Income Fund, Inc.

Cohen & Steers Realty Shares, Inc.

Cohen & Steers Global Infrastructure Fund, Inc.

Cohen & Steers Preferred Securities and Income Fund, Inc.

Cohen & Steers MLP & Energy Opportunity Fund, Inc.

(b) The following are directors and officers of Cohen & Steers Securities, LLC. The principal address of these persons is 280 Park Avenue, New York, New York 10017.

Name	Position and Offices with Distributor	Position and Offices with Registrant

Robert H. Steers	Vice President	Chairman and Director

Martin Cohen	Vice President	Chairman and Director

Adam M. Derechin	Vice President	President and Chief Executive Officer

Francis C. Poli	President and Chief Legal Officer	Secretary and Chief Legal Officer

Stephen Dunn	Vice President	None

David Edlin	Vice President	None

Matthew Stadler	Chief Financial Officer and Treasurer	None

Lisa D. Phelan	Vice President and Chief Compliance Officer	Chief Compliance Officer

Tina M. Payne	Secretary	Assistant Secretary

(c) Not Applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder will be maintained as follows: journals, ledgers, securities records and other original records will be maintained principally at the offices of the Registrant’s Sub-Administrator and Custodian, State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111. All other records so required to be maintained will be maintained at the offices of Cohen & Steers Capital Management, Inc., 280 Park Avenue, New York, New York 10017.

ITEM 34. MANAGEMENT SERVICES

Not Applicable.

ITEM 35. UNDERTAKINGS

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 27th day of February, 2014.

COHEN & STEERS ACTIVE COMMODITIES FUND, INC.

By:	/s/ ADAM M. DERECHIN
NAME:	ADAM M. DERECHIN
TITLE:	PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE		TITLE	DATE

By:	/s/ ADAM M. DERECHIN (ADAM M. DERECHIN)	President and Chief Executive Officer (Principal Executive Officer)	February 27, 2014

By:	/s/ JAMES GIALLANZA (JAMES GIALLANZA)	Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer)	February 27, 2014

By:	/s/ ROBERT H. STEERS (ROBERT H. STEERS)	Chairman and Director	February 27, 2014